Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	Emmaus Life Sciences, Inc.
Entity Central Index Key	0000822370
Document Type	8-K/A
Trading Symbol	EMMA
Document Period End Date	Jun. 30, 2019
Amendment Flag	true
Amendment Description	On July 21, 2019, Emmaus Life Sciences, Inc. (formerly MYnd Analytics, Inc.), a Delaware corporation (the “Company”), filed a Current Report on Form 8-K ( the “Original Report”) announcing, among other things, that on July 17, 2019 the Company completed its merger transaction with EMI Holding, Inc. (formerly Emmaus Life Sciences, Inc. and herein “EMI”). This Current Report on Form 8-K/A amends and supplements the Original Report to include the financial information required by Item 9.01(a) of Form 8-K.
Document Fiscal Period Focus	Q2
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2019
Entity File Number	001-35527
Entity Tax Identification Number	870419387
Entity Address, Address Line One	21250 Hawthorne Boulevard
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Torrance
Entity Address, State or Province	California
Entity Address, Postal Zip Code	90503
City Area Code	310
Local Phone Number	214-0065